Cash (Tables)	6 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash	Cash consisted of the following:
	As of
	September 30, 2024	March 31, 2024
Cash on hand	$389	$384
Bank balances	17,455,643	17,832,396
Other monetary funds	213	211
Total	$17,456,245	$17,832,991